Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Allocated Capital	Treasury shares	Reserve for Exchange Differences in Translation	Reserve for Cash Flow Hedges	Reserve for Gains and Losses for Defined Benefit Plans	Reserve of Gains and Losses on Remeasuring Financial Assets at fair value of other comprehensive income	Amounts recognized in other comprehensive income and accumulated in equity related to non-current assets or groups of assets for disposal classified as held for sale	Other Miscellaneous Reserves	Other Reserves	Retained Earnings	Equity Attributable to Enel Chile	Non-controlling Interests	Total
Equity beginning balance at Dec. 31, 2016	$ 2,229,108,975		$ 9,222,933	$ (76,218,470)		$ 9,955	$ 1,632,724	$ (969,740,120)	$ (1,035,092,978)	$ 1,569,375,291	$ 2,763,391,288	$ 699,602,354	$ 3,462,993,642
Comprehensive income
Profit (loss)										349,382,642	349,382,642	174,035,269	523,417,911
Other comprehensive income			(2,246,550)	43,368,734	$ 1,174,811	1,329			42,298,324		42,298,324	27,125,661	69,423,985
TOTAL COMPREHENSIVE INCOME											391,680,966	201,160,930	592,841,896
Dividends										(168,327,161)	(168,327,161)	(94,944,701)	(263,271,862)
Increase (decrease) from other changes					(1,174,811)		(1,632,724)	(1,728,359)	(4,535,894)	1,174,811	(3,361,083)	(2,240,936)	(5,602,019)
Total changes in equity			(2,246,550)	43,368,734		1,329	(1,632,724)	(1,728,359)	37,762,430	182,230,292	219,992,722	103,975,293	323,968,015
Equity ending balance at Dec. 31, 2017	2,229,108,975		6,976,383	(32,849,736)		11,284		(971,468,479)	(997,330,548)	1,751,605,583	2,983,384,010	803,577,647	3,786,961,657
Increase (decrease) through changes in accounting policies										(2,702,470)	(2,702,470)	(44,691)	(2,747,161)
Equity at beginning of period as restated	2,229,108,975		6,976,383	(32,849,736)		11,284		(971,468,479)	(997,330,548)	1,748,903,113	2,980,681,540	803,532,956	3,784,214,496
Comprehensive income
Profit (loss)										361,709,937	361,709,937	51,137,820	412,847,757
Other comprehensive income			94,678,453	(159,020,809)	43,204	(243)			(64,299,395)		(64,299,395)	10,562,995	(53,736,400)
TOTAL COMPREHENSIVE INCOME											297,410,542	61,700,815	359,111,357
Issuance of equity	1,725,382,504										1,725,382,504		1,725,382,504
Dividends										(195,858,641)	(195,858,641)	(19,603,211)	(215,461,852)
Increase (decrease) from other changes					(43,204)			(403,562,193)	(403,605,397)	43,204	(403,562,193)	92,644,186	(310,918,007)
Increase (decrease) due to portfolio transactions		$ (72,388,009)									(72,388,009)		(72,388,009)
Increase (decrease) due to changes in subsidiary								(910,437,224)	(910,437,224)		(910,437,224)	(685,339,484)	(1,595,776,708)
Total changes in equity	1,725,382,504	(72,388,009)	94,678,453	(159,020,809)		(243)		(1,313,999,417)	(1,378,342,016)	165,894,500	440,546,979	(550,597,694)	(110,050,715)
Equity ending balance at Dec. 31, 2018	3,954,491,479	(72,388,009)	101,654,836	(191,870,545)		$ 11,041	11,041	(2,285,467,896)	(2,375,672,564)	1,914,797,613	3,421,228,519	252,935,262	3,674,163,781
Comprehensive income
Profit (loss)										296,153,605	296,153,605	19,939,613	316,093,218
Other comprehensive income			64,461,733	(99,135,975)	(5,488,506)		(2,657)		(40,165,405)		(40,165,405)	5,309,611	(34,855,794)
TOTAL COMPREHENSIVE INCOME											255,988,200	25,249,224	281,237,424
Dividends										(197,359,062)	(197,359,062)	(16,578,349)	(213,937,411)
Increase (decrease) from other changes	(72,388,009)	72,388,009			$ 5,488,506			4,840,328	10,328,834	(5,488,505)	4,840,329	979,529	5,819,858
Total changes in equity	(72,388,009)	$ 72,388,009	64,461,733	(99,135,975)			(2,657)	4,840,328	(29,836,571)	93,306,038	63,469,467	9,650,404	73,119,871
Equity ending balance at Dec. 31, 2019	$ 3,882,103,470		$ 166,116,569	$ (291,006,520)			$ 8,384	$ (2,280,627,568)	$ (2,405,509,135)	$ 2,008,103,651	$ 3,484,697,986	$ 262,585,666	$ 3,747,283,652